Decrease/(increase) in working capital (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Decrease/(increase) in working capital
Increase in inventories	R (829)	R (3,413)	R (3,214)
Decrease/(increase) in trade receivables	37	(2,789)	(346)
Increase in trade payables	3,202	2,441	1,393
Decrease/(increase) in working capital	R 2,410	R (3,761)	R (2,167)